Significant accounting policies (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Significant accounting policies
Cash and cash equivalents	€ 27,724	€ 21,610	€ 16,604	€ 17,888
Financial assets	€ 50,061	€ 36,138